Digital Assets Consideration Receivable (Tables)	6 Months Ended
Apr. 30, 2026
Digital Assets Consideration Receivable [Abstract]
Schedule of Carrying Amount of the Bitcoin and AWA Tokens Consideration Receivable and the Changes	The following tables summarize the carrying amount of the Bitcoin and AWA tokens consideration receivable and the changes therein for the periods ended April 30, 2026 and October 31, 2025:
	April 30, 2026		October 31, 2025
	Units	Fair value (US$)	Units	Fair value (US$)
Digital assets-AWA tokens to be received	N/A -variable number	60,000,000	-	-
Digital assets-bitcoin to be received	-	-	100	10,967,700
Total	-	60,000,000	100	10,967,700

	April 30,	October 31,
	2026	2025
Opening balance/fair value	$10,967,700	$-
Additions - Bitcoin receivable	-	11,034,000
Additions - AWA receivable	60,000,000
Change in fair value of Bitcoin receivable	(1,827,750)	(66,300)
Reduction – derecognition on receipt of Bitcoins	(9,139,950)
Ending Balance	$60,000,000	$10,967,700